Alliance
Municipal
Trust

--Massachusetts
  Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS        Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-Massachusetts Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-Massachusetts Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                         Yield                       Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-97.0%
           MASSACHUSETTS-94.5%
           Barnstable GO BAN
           Series 01
$   4,000  12/28/01........................    2.60%             $     4,012,630
           Boston Water & Sewer
           Commission Revenue
           Series 94A
    1,300  11/01/24 (b)....................    2.45                    1,300,000
           Freetown GO BAN
           Series 00
    3,000  7/16/01.........................    4.50                    3,000,294
           Holyoke PCR
           (Holyoke Water Power Co.)
           Series 88
    2,000  11/01/13 (b)....................    2.45                    2,000,000
           Massachusetts Bay
           Transport Authority
           Series 00
    3,300  3/01/30 (b).....................    2.55                    3,300,000
           Massachusetts
           Development
           Finance Agency
           (Edgewood Retirement
           Community)
           Series 00B
    2,580  5/15/37 (b).....................    2.70                    2,580,000
           Massachusetts
           Development
           Finance Agency
           (Elderhostel, Inc. Project)
           Series 00
    3,750  8/01/30 (b).....................    2.60                    3,750,000
           Massachusetts
           Development
           Finance Agency
           (ICC Realty Project)
           Series 97 AMT
    1,600  12/01/16 (b)....................    2.65                    1,600,000
           Massachusetts
           Development
           Finance Agency
           (Marine Biological
           Lab Issue)
           Series 00
    2,000  2/01/30 (b).....................    2.60                    2,000,000
           Massachusetts
           Development
           Finance Agency
           (New Bedford Whaling
           Museum)
           Series 99
    1,700  9/01/29 (b).....................    2.65                    1,700,000
           Massachusetts
           Development
           Finance Agency
           (Newton Country Day
           School)
           Series 00
    2,200  1/01/30 (b).....................    2.60                    2,200,000
           Massachusetts
           Development
           Finance Agency
           (Waste Management, Inc.)
           Series 99 AMT
    2,000  7/01/29 (b).....................    2.80                    2,000,000
           Massachusetts
           Development
           Finance Agency
           (Worcester Academy)
           Series 00
    1,000  10/01/30 (b)....................    2.60                    1,000,000
           Massachusetts
           Development
           Finance Agency
           (Worcester YMCA)
           Series 01
    2,000  1/01/31 (b).....................    2.65                    2,000,000
           Massachusetts
           Development
           Finance Agency IDR
           (925 Realty Trust LLC)
           Series 01 AMT
    2,500  2/01/20 (b).....................    2.75                    2,500,000
           Massachusetts GO
           Series 98A
    1,900  9/01/16 (b).....................    2.45                    1,900,000
           Massachusetts GO
           Series 98B
      300  9/01/16 (b).....................    2.45                      300,000
           Massachusetts Health &
           Educational Facilities
           (Boston University)
           Series H
    1,500  12/01/29 (b)....................    2.40                    1,500,000

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                         Yield                       Value
--------------------------------------------------------------------------------
           Massachusetts Health &
           Educational Facilities
           (Brigham & Women's
           Hospital)
           Series 85A
$   2,340  7/01/17 (b).....................    2.50%             $     2,340,000
           Massachusetts Health &
           Educational Facilities
           (Harvard University)
           Series 00BB
    1,500  2/01/34 (b).....................    2.45                    1,500,000
           Massachusetts Health &
           Educational Facilities
           (Harvard University)
           Series 89L
    1,500  1/01/24 (b).....................    2.40                    1,500,000
           Massachusetts Health &
           Educational Facilities
           (New England Carpenters)
           Series 01B
    3,870  1/01/31 (b).....................    2.60                    3,870,000
           Massachusetts Health &
           Educational Facilities
           (University of
           Massachusetts)
           Series 00A
    2,000  11/01/30 (b)....................    2.40                    2,000,000
           Massachusetts Health &
           Educational Facilities
           (Wellesley College)
           Series 92E
    2,185  7/01/22 (b).....................    2.60                    2,185,000
           Massachusetts Health &
           Educational Facilities
           Authority
           (Harvard University)
           Series 00Y
    1,500  7/01/35 (b).....................    2.50                    1,500,000
           Massachusetts Health &
           Educational Facilities
           Authority
           (Massachusetts Institute
           of Technology)
           Series J-2
    6,000  7/01/31 (b).....................    2.40                    6,000,000
           Massachusetts Health &
           Educational Facilities
           Authority
           (Partners Healthcare
           System)
           Series 97P-1 FSA
    2,350  7/01/27 (b).....................    2.50                    2,350,000
           Massachusetts Health &
           Educational Facilities
           Authority
           (Partners Healthcare
           System)
           Series 97P-2 FSA
    2,300  7/01/27 (b).....................    2.55                    2,300,000
           Massachusetts Housing
           Finance Agency
           (Single Family Housing)
           Series 01D AMT
    4,035  8/31/01 (b).....................    3.25                    4,035,000
           Massachusetts Housing
           Finance Agency
           (Single Family Notes)
           Series 01G-2 AMT
    3,000  3/01/02.........................    2.80                    3,000,000
           Massachusetts IDR IFA
           (Techprint, Inc.)
           Series 97 AMT
      782  6/01/17 (b).....................    2.65                      782,000
           Massachusetts IFA
           (ADP, Inc. Project)
           Series 97
    1,000  12/01/19 (b)....................    3.45                    1,000,000
           Massachusetts IFA
           (Berkshire School Project)
           Series 90
    3,700  9/01/20 (b).....................    2.65                    3,700,000
           Massachusetts IFA
           (Buckingham Browne)
    1,000  5/01/27 (b).....................    2.60                    1,000,000
           Massachusetts IFA
           (Heritage at Dartmouth)
           Series 96 AMT
    2,000  12/01/28 (b)....................    2.60                    2,000,000
           Massachusetts IFA
           (Heritage at Hingham)
           Series 97 AMT
    1,500  7/01/29 (b).....................    2.60                    1,500,000
           Massachusetts IFA
           (KMS Companies)
           Series 96 AMT
    3,000  5/01/16 (b).....................    2.70                    3,000,000

STATEMENT OF NET ASSETS
(continued)                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)                         Yield                       Value
--------------------------------------------------------------------------------
           Massachusetts IFA
           (Mount Ida College
           Project)
           Series 97
    1,410  12/01/27 (b)....................    2.60%             $     1,410,000
           Massachusetts IFA
           (New England College)
           Series 97
    1,200  10/01/27 (b)....................    2.60                    1,200,000
           Massachusetts IFA
           (Tamasi Family Issue)
           Series 98 AMT
      700  5/01/13 (b).....................    2.70                      700,000
           Massachusetts
           IFA PCR
           (Holyoke Water &
           Power Co.)
           Series 90 AMT
    3,500  12/01/20 (b)....................    2.50                    3,500,000
           Massachusetts Water
           Resources Authority
           FGIC Series 00B
    2,000  8/01/37 (b).....................    2.50                    2,000,000
           Massachusetts Water
           Resources Authority
           Pre-Refunded
           Series 91A
    2,900  12/01/11 (b)....................    2.95                    2,998,384
           Plymouth GO
           Series 00
    1,327  10/15/01........................    4.38                    1,333,058
           Tantasqua Regional
           School District
           Series 00 FSA
    1,980  8/15/01.........................    3.13                    1,984,455
           Triton Regional
           School District GO
           FGIC Series 01
    1,422  4/01/02.........................    3.19                    1,456,585
           Tyingsborough
           GO BAN
           Series 01
    3,000  11/09/01........................    2.96                    3,003,179
           Wakefield GO BAN
           Series 01
    3,000  2/01/02.........................    2.65                    3,006,010
           Wenham GO BAN
           Series 00
    1,490  7/12/01.........................    4.50                    1,489,821
           Worcester GO
           FGIC Series 00
    3,745  8/15/01.........................    3.13                    3,762,499
                                                                 ---------------
                                                                     112,048,915
                                                                 ---------------
           PUERTO RICO-2.5%
           Puerto Rico Industrial,
           Medical, Higher
           Educational and
           Environmental Authority
           (Ana G. Mendez University
           Systems Project)
           Series 98
    3,000  10/01/21 (b)....................    2.65                    3,000,000
                                                                 ---------------
           Total Municipal Bonds
           (amortized cost
           $115,048,915)..................                           115,048,915
                                                                 ---------------
           COMMERCIAL
           PAPER-1.7%
           MASSACHUSETTS-1.7%
           Massachusetts Water
           Resources Authority
    2,000  8/09/01
           (amortized cost
            $2,000,000)....................    3.05                    2,000,000
                                                                 ---------------
           TOTAL
           INVESTMENTS -98.7%
           (amortized cost
           $117,048,915)...................                          117,048,915
           Other assets less
           liabilities-1.3%...............                             1,548,943
                                                                 ---------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           118,597,858 shares
           outstanding)...................                       $   118,597,858
                                                                 ===============

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FGIC  - Federal Guaranty Insurance Company
      FSA   - Financial Security Assurance
      GO    - General Obligation
      IDR   - Industrial Development Revenue
      IFA   - Industrial Finance Authority
      PCR   - Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001      Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $ 4,361,450
EXPENSES
   Advisory fee (Note B) .....................................   $   597,819
   Distribution assistance and administrative service (Note C)       543,754
   Custodian fees ............................................        71,387
   Transfer agency (Note B) ..................................        31,426
   Audit and legal fees ......................................        21,586
   Printing ..................................................        13,338
   Registration fees .........................................        13,117
   Amortization of organization expense ......................         2,772
   Trustees' fees ............................................         2,500
   Miscellaneous .............................................         9,004
                                                                 -----------
   Total expenses ............................................     1,306,703
   Less: expense reimbursement ...............................      (111,064)
                                                                 -----------
   Net expenses ..............................................                    1,195,639
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $ 3,165,811
                                                                                ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                  Year Ended       Year Ended
                                                 June 30, 2001   June 30, 2000
                                                ==============   =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ....................   $   3,165,811    $  2,341,757
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment loss ......................      (3,165,811)     (2,341,757)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................      35,784,587      32,333,186
                                                -------------    ------------
   Total increase ...........................      35,784,587      32,333,186
NET ASSETS
   Beginning of period ......................      82,813,271      50,480,085
                                                -------------    ------------
   End of period ............................   $ 118,597,858    $ 82,813,271
                                                =============    ============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                 Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municpal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"), Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment in come for the year ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2001, the reimbursement amounted to $111,064.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $460 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $298,910. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $244,844, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------
NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2001, capital paid-in aggregated $118,597,858. Transactions, all at $1.00 per share, were as follows:

                                               Year Ended      Year Ended
                                                June 30,        June 30,
                                                  2001            2000
                                              ============    ============

Shares sold ...............................    424,119,805     351,357,927
Shares issued on reinvestments of dividends      3,165,811       2,341,757
Shares redeemed ...........................   (391,501,029)   (321,366,498)
                                              ------------    ------------
Net increase ..............................     35,784,587      32,333,186
                                              ============    ============

FINANCIAL HIGHLIGHTS          Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                Year Ended June 30,                April 17, 1997(a)
                                                      ============================================================     through
                                                          2001           2000             1999            1998       June 30, 1997
                                                      ============   ============     ============    ============   ============
Net asset value, beginning of period ...............  $       1.00   $       1.00     $       1.00    $       1.00  $       1.00
                                                      ------------   ------------     ------------    ------------  ------------
Income From Investment Operations
Net investment income (b) ..........................          .027           .027             .023            .028          .007
                                                      ------------   ------------     ------------    ------------  ------------
Less: Dividends
Dividends from net investment income ...............         (.027)         (.027)           (.023)          (.028)        (.007)
                                                      ------------   ------------     ------------    ------------  ------------
Net asset value, end of period .....................  $       1.00   $       1.00     $       1.00    $       1.00  $       1.00
                                                      ============   ============     ============    ============  ============
Total Return
Total investment return based on net asset value (c)          2.73%          2.73%            2.31%           2.83%          .72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $    118,598   $     82,813     $     50,480    $     27,832  $     15,046
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%          1.00%            1.00%            .85%          .50%(d)
   Expenses, before waivers and reimbursements .....          1.09%          1.18%            1.47%           1.37%         2.99%(d)
   Net investment income (b) .......................          2.65%          2.75%            2.26%           2.80%         3.47%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

REPORT OF INDEPENDENT
ACCOUNTANTS                   Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Massachusetts Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Massachusetts Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to July 1, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                              Alliance Municipal Trust - Massachusetts Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Municipal Trust - Massachusetts Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |1| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMAAR601

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